Note 7 - Due to Related Parties (Details)	12 Months Ended					0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CAD	Nov. 30, 2013 USD ($)	Nov. 30, 2014 Interest Expense [Member] Principal Shareholders, Directors, and Executive Officers [Member] USD ($)	Nov. 30, 2013 Interest Expense [Member] Principal Shareholders, Directors, and Executive Officers [Member] USD ($)	Jan. 10, 2013 Principal Shareholders, Directors, and Executive Officers [Member] Common Stock [Member]	Dec. 31, 2013 Principal Shareholders, Directors, and Executive Officers [Member] Reclass Of Conversion Option [Member] USD ($)	Nov. 30, 2014 Principal Shareholders, Directors, and Executive Officers [Member] USD ($)	Nov. 30, 2014 Principal Shareholders, Directors, and Executive Officers [Member] USD ($)	Nov. 30, 2014 Principal Shareholders, Directors, and Executive Officers [Member] CAD	Nov. 30, 2013 Principal Shareholders, Directors, and Executive Officers [Member] USD ($)	Nov. 30, 2012 Principal Shareholders, Directors, and Executive Officers [Member] USD ($)	Jan. 10, 2013 Principal Shareholders, Directors, and Executive Officers [Member] USD ($)	Jan. 10, 2013 Majority Shareholder [Member] USD ($)	Dec. 31, 2013 Reclass Of Conversion Option [Member] USD ($)	Nov. 30, 2014 Reclass Of Conversion Option [Member] USD ($)
Note 7 - Due to Related Parties (Details) [Line Items]
Payments from Net Cash (in Dollars)		800,000
Related Party Transaction, Amounts of Transaction									665,226	736,685
Interest Expense, Related Party									48,545	53,762	16,640	39,173
Debt Instrument, Interest Rate, Stated Percentage			12.00%										12.00%
Debt Instrument, Convertible, Number of Equity Instruments						500,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)													$ 3.00
Proceeds from Convertible Debt			1,500,000											1,500,000
Adjustments to Additional Paid in Capital, Other	(510,216)						728,950								728,950	728,950
Decrease In Convertible Debt								126,414
Accretion Expense	127,261		96,556	127,261	96,556
Interest Expense, Debt				$ 179,877	$ 159,671